BALANCE SHEETS - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current Assets
Cash and cash equivalents		$ 0
Prepaid expenses		206,632
Total assets		1,840,139	$ 734,469
Current Liabilities
Forward Purchase Agreement liability		2,027,773
Total current liabilities		181,919,306	126,859,564
Total liabilities		181,919,306	126,859,564
COMMITMENTS AND CONTINGENCIES
Series A units subject to possible redemption, 9,965,000 units at a redemption value of $2.84 per unit and $2.68 per unit as of September 30, 2024 and December 31, 2023, respectively		28,323,419
SHAREHOLDERS' EQUITY (DEFICIT)
(Accumulated deficit)/retained earnings		(208,402,586)	(152,283,261)
Total liabilities and members' deficit		1,840,139
Mars Acquisition Corporation
Current Assets
Cash and cash equivalents		104,806	178,793
Prepaid expenses		20,250	149,164
Investments held in trust account		23,142,783	72,587,820
Total assets		23,267,839	72,915,777
Current Liabilities
Accrued expenses		202,606	$ 16,363
Convertible notes payable - related party		$ 456,228
Notes Payable, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Forward Purchase Agreement liability		$ 328,000
Total current liabilities		986,834	$ 16,363
Total liabilities		986,834	16,363
COMMITMENTS AND CONTINGENCIES
Series A units subject to possible redemption, 9,965,000 units at a redemption value of $2.84 per unit and $2.68 per unit as of September 30, 2024 and December 31, 2023, respectively		23,142,783	72,587,820
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, $0.000125 par value; 800,000,000 shares authorized; 2,392,000 shares issued and outstanding(1)	[1]	299	299
(Accumulated deficit)/retained earnings		(862,077)	311,295
Total Shareholders' Equity (Deficit)		(861,778)	311,594
Total liabilities and members' deficit		$ 23,267,839	$ 72,915,777

[1]	Excludes 2,081,432 and 6,900,000 shares subject to possible redemption as of September 30, 2024 and September 30, 2023, respectively.